Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions			3 Months Ended	12 Months Ended
	Jan. 01, 2020 segment	Jan. 01, 2019 segment	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | segment			2	3
Cash and cash equivalents | $			$ 202.3	$ 202.3	$ 164.3	$ 132.8	$ 62.1
Research and development charges | $				18.8	19.2	$ 27.8
Foreign Jurisdictions
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents | $			$ 72.7	$ 72.7	$ 86.4
Meal Solutions
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | segment		1
Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | segment	2